Document and Entity Information	9 Months Ended
Sep. 30, 2016
Document And Entity Information
Entity Registrant Name	SPECIAL DIVERSIFIED OPPORTUNITIES INC.
Entity Central Index Key	0000911649
Trading Symbol	sdoi
Entity Filer Category	Smaller Reporting Company
Document Type	S-4
Document Period End Date	Sep. 30, 2016
Amendment Flag	false